Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jul. 01, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 81,348		$ 50,426	$ 77,022	$ 37,763
Trade & other receivables	3,091		4,060
Financial assets at fair value through other comprehensive income	1,672		2,317
Other non-current assets	3,324		3,324
Financial assets, Total	89,435		60,127
Trade and other payables	19,241		13,060
Borrowings	84,924		81,286
Lease liabilities	9,374	$ 5,775	7,460
Contingent considerations	47,833		47,534
Financial liabilities, Total	161,372		141,880
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	19,241		13,060
Borrowings	84,924		81,286
Lease liabilities	9,374
Financial liabilities, Total	113,539		94,346
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent considerations	47,833		47,534
Financial liabilities, Total	47,833		47,534
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	81,348		50,426
Trade & other receivables	3,091		4,060
Other non-current assets	3,324		3,324
Financial assets, Total	87,763		57,810
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,672		2,317
Financial assets, Total	$ 1,672		$ 2,317